Profit before tax - Net finance income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Profit Before Tax [Line Items]
Interest income	¥ 42,834
Others	(151)	¥ 289	¥ 465
Finance income	35,840	16,037	16,596
Interest on lease liabilities (Note 13(b))	1,151	3,435
Interest expense	(1,584)
Finance costs	(1,151)	(3,435)
Net finance income	34,689	12,602	16,596
Hailiang Finance [Member]
Profit Before Tax [Line Items]
Interest income	35,991	15,748	16,131
Aggregate continuing and discontinued operations [member]
Profit Before Tax [Line Items]
Interest income	42,834	24,870	24,489
Discontinued operations
Profit Before Tax [Line Items]
Finance income	7,391	9,122	8,357
Finance costs	¥ (433)	¥ (1,370)	¥ (208)